Financial Instrument (Tables)	9 Months Ended
Sep. 30, 2015
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments
		September 30,		December 31,
		2015		2014
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	1	$621.377	621.377	$633.855	633.855
Accounts receivable(1)(2)	2	3.490.343	3.490.343	3.431.672	3.431.672
Available for sale financial assets	1	173.058	173.058	171.917	171.917
Notes Receivables	3	181.355	166.647	180.250	180.308

Liabilities
Accounts payable(1)	2	783.010	783.010	713.915	713.915
Short-term borrowings(1)	2	165.224	165.224	138.050	138.050
Long-term debt, excluding Amended 2012 Credit Agreement, Senior Notes and Convertible Bonds	2	443.249	443.249	527.062	527.062
Amended 2012 Credit Agreement	2	2.666.688	2.666.688	2.900.222	2.900.222
Senior Notes	2	5.396.165	5.807.110	5.514.947	5.992.859
Convertible Bonds	2	421.386	539.191	451.653	531.193
Noncontrolling interests subject to put provisions	3	957.915	957.915	824.658	824.658

(1) Also includes amounts from related parties.
(2) Includes long-term accounts receivable, which are included in "Other assets and notes receivables" in the Consolidated Balance Sheets.

Derivative Financial Instruments Valuation
	September 30, 2015		December 31, 2014

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	1.465	(8.628)	2.659	(24.509)
Non-current
Foreign exchange contracts	471	(347)	-	(77)
Interest rate contracts	-	(3.797)	-	(4.779)
Total	$1.936	$(12.772)	$2.659	$(29.365)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	25.919	(20.729)	25.582	(29.295)
Non-current
Foreign exchange contracts	856	(33)	-	(137)
Derivatives embedded in the Convertible Bonds	-	(103.567)	-	(65.767)
Share Options to secure the Convertible Bonds	103.567	-	65.767	-
Total	$130.342	$(124.329)	$91.349	$(95.199)

(1) At September 30, 2015 and December 31, 2014, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion)			(Effective Portion)
	for the nine months ended September 30,			for the nine months ended September 30,
	2015	2014	(Effective Portion)	2015	2014

Interest rate contracts	$8.168	$14.791	Interest income/expense	$21.675	$20.483
Foreign exchange contracts	(2.528)	(20.853)	Costs of Revenue	16.256	4.183

	$5.640	$(6.062)		$37.931	$24.666

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives
	Location of (Gain) or Loss Recognized in Income on Derivative
		for the nine months ended September 30,
		2015	2014

Foreign exchange contracts	Selling, general and administrative expense	$(48.552)	$(39.324)

Foreign exchange contracts	Interest income/expense	8.555	6.868

		$(39.997)	$(32.456)